OPERATING LEASES	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
OPERATING LEASES
OPERATING LEASES
The Company leases certain office, production, and transmission facilities, as well as office equipment, under terms of leases expiring at various dates through 2100.  The leases generally provide for escalating rentals over the term of the lease plus certain real estate taxes and other costs or credits.  Costs associated with such operating leases are recognized on a straight-line basis over the initial lease term.  The difference between rent expense and rent paid is recorded as deferred rent.  In addition, the Company rents space on utility poles for its operations.  The Company's pole rental agreements are for varying terms, and management anticipates renewals as they expire.  Rent expense, including pole rentals, for the years ended December 31, 2017 and 2016 amounted to $95,017 and $65,881, respectively.
The minimum future annual payments for all operating leases (with initial or remaining terms in excess of one year) during the next five years and thereafter, including pole rentals from January 1, 2018 through December 31, 2022, at rates now in force are as follows:

2018	$74,992
2019	72,142
2020	69,203
2021	63,735
2022	55,234
Thereafter	140,406